Related Party Transactions (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

Chief Executive Officer

During the nine months ended September 30, 2017 and nine months ended September 30, 2016 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract and previously-terminated consulting contracts between the Company and the Chief Executive Officer of $300,000 and $750,000 respectively. During the nine months ended September 30, 2017 the company paid in cash common share dividends in the amount of $69,000 to our Chief Executive Officer and preferred share dividends in the amount of $29,917 were paid in cash to our Chief Executive Officer during the nine months ended September 30, 2016. During the three months ended September 30, 2017 and three months ended September 30, 2016 the Company incurred compensation expense to our Chief Executive Officer under the Professional Consulting Contract and previously-terminated consulting contracts between the Company and the Chief Executive Officer of $300,000 and $250,000 respectively.

Chief Operating Officer

During the nine months ended September 30, 2017 and nine months ended September 30, 2016 the Company incurred compensation expense to our Chief Operating Officer of $172,500. During the nine months ended September 30, 2017 the company paid in cash common share dividends in the amount of $20 to our Chief Operating Officer. During the three months ended September 30, 2017 and three months ended September 30, 2016 the Company incurred compensation expense to our Chief Operating Officer of $57,500.

Consulting Fees

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred director fees totaling $0 and $26,500, respectively, to Matthew Banks, a former director of the Company. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred director fees totaling $0 and $9,000, respectively, to Matthew Banks, a former director of the Company.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred director fees totaling $0 and $26,500, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, a former director of the Company. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred director fees totaling $0 and $9,000, respectively to R & H Nominees Pty Ltd, which is owned by Harold Hansen, a former director of the Company.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $120,404, respectively, to Frank Wilkie and related parties. Frank Wilkie is a shareholder of IEG Holdings Corporation. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $33,200, respectively, to Frank Wilkie and related parties. Frank Wilkie is a shareholder of IEG Holdings Corporation. As of September 30, 2017, the Company had a deposit on series H preferred stock in the amount of $63,595 from Frank Wilkie, which shares of preferred stock were issued on October 30, 2017.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $50,000 and $40,000, respectively, to Clem Tacca and related parties. Clem Tacca is a shareholder of IEG Holdings Corporation. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $30,000 and $40,000, respectively, to Clem Tacca and related parties. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $30,000 and $50,700, respectively, to Judith Willoughby and related parties. Judith Willoughby is a shareholder of IEG Holdings Corporation. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $37,500, respectively, to Judith Willoughby and related parties. Judith Willoughby is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $82,886, respectively, to Ascendant SC Pty Ltd. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $14,000, respectively, to Ascendant SC Pty Ltd. $35,000 of the consulting fee incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $50,000 and $50,000, respectively, to Worldwide Holdings LLC. Worldwide Holdings LLC is a shareholder of IEG Holdings Corporation. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $50,000, respectively, to Worldwide Holdings LLC. Worldwide Holdings LLC is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2017 and nine months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $193,024, respectively, to three related parties. During the three months ended September 30, 2017 and three months ended September 30, 2016, the Company incurred consulting fees totaling $0 and $86,585, respectively, to three related parties. $122,000 of the consulting fees incurred during the nine months ended September 30, 2016 were offset as consideration for common stock subscriptions. The related parties are shareholders of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the 2015 Consulting Contract totaled $1,000,000 for the year ended December 31, 2016. Compensation to our Chief Executive Officer under the 2015 Consulting Contract totaled $1,300,000 for the year ended December 31, 2015, of which, $220,079 was offset against common stock subscription.

Chief Operating Officer

Compensation to our Chief Operating Officer totaled $243,000 for the year ended December 31, 2016. Compensation to our Chief Operating Officer totaled $250,000 for the year ended December 31, 2015, of which, $20,000 was offset against common stock subscription.

VP Corporate Finance

Compensation to our VP Corporate Finance totaled $121,721 for the year ended December 31, 2015, of which $14,029 was offset against common stock subscription.

Consulting Fees

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $0 and $27,500, respectively, to Gilmour & Company Pty Ltd., which is owned by Ian Gilmour, a former director of IEG Holdings Corporation.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $29,800 and $27,500, respectively, to Matthew Banks, who is a former director of IEG Holdings Corporation. $20,000 of the $27,500 consulting fees incurred in year ended December 31, 2015 was paid, with the remaining $7,500 offset as consideration for common stock subscriptions by Ian Banks (Matthew Banks’ father).

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $29,800 and $27,500, respectively to R & H Nominees Pty Ltd which is owned by Harold Hansen, who is a former director of IEG Holdings Corporation.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred director fees totaling $0 and $4,500 to Comms Watch Pty Ltd, which is owned by Damien Mathieson, a former director and the brother of our Chief Executive Officer.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $40,000 and $318,857, respectively, to Clem Tacca, who is a shareholder of IEG Holdings Corporation, and related entities.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $82,886 and $66,098, respectively, to Ascendant SC Pty Ltd, which is a shareholder of IEG Holdings Corporation. $35,000 of the consulting fees incurred in 2016 were offset as consideration for Common Stock on May 2, 2016. $25,000 of the consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015 and $10,000 of the consulting fees incurred were offset as consideration for common stock subscriptions at December 31, 2015.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $120,404 and $419,204, respectively, to Frank Wilkie, who is a shareholder of IEG Holdings Corporation, and related entities. $70,250 of the $419,204 consulting fees incurred in the year ended December 31, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions.

During the years ended December 31, 2016 and December 31, 2015, the Company incurred consulting fees totaling $50,700 and $75,000, respectively, to Judith Willoughby, who is a shareholder of IEG Holdings Corporation, and related entities. $55,000 of the $75,000 consulting fees incurred in the year ended December 31, 2015 was paid, with the remaining $20,000 offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $26,000 to Custom Print Consulting, who is a shareholder of IEG Holdings Corporation, and related entities. All of the $26,000 was offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $26,000 to BW Equities Pty Ltd, who is a shareholder of IEG Holdings Corporation, and related entities. All of the $26,000 was offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $162,500 to Worldwide Holdings LLC, who is a shareholder of IEG Holdings Corporation, and related entities. $150,000 of the $162,500 consulting fees incurred was paid, with the remaining $12,500 offset as consideration for common stock subscriptions.

During the year ended December 31, 2016, the Company incurred consulting fees totaling $166,524 to MZHCI LLC, who is a shareholder of IEG Holdings Corporation, and related entities. $96,524 of the $166,524 consulting fees incurred was paid, with the remaining $70,000 offset as consideration for common stock subscriptions.

LendingClub Corp [Member]
Related Party Transactions

17. Related Party Transactions

Related party transactions must be reviewed and approved by the Audit Committee of the Company’s board of directors when not conducted in the ordinary course of business subject to the standard terms of the Company’s online marketplace or certificate investment program. Any material amendment or modification to an existing related party transaction is also subject to the review and approval of the Audit Committee. Related party transactions may include any transaction between entities under common control or with a related person that has occurred since the beginning of the Company’s latest fiscal year or is currently proposed. The Company has defined related persons as members of the board of directors, executive officers, principal owners of the Company’s outstanding stock and any immediate family members of each such related person, as well as any other person or entity with significant influence over the Company’s management or operations.

Several of the Company’s executive officers and directors (including immediate family members) have made deposits and withdrawals to their investor accounts and purchased loans, notes and certificates or have investments in private funds managed by LCAM. The Company believes all such transactions by related persons were made in the ordinary course of business and were transacted on terms and conditions that were not more favorable than those obtained by similarly situated third-party investors.

On April 1, 2016, the Company closed its $10.0 million investment, for an approximate ownership interest of 15% in the Investment Fund, a holding company that participates in a family of funds with other unrelated third parties and purchases whole loans and interests in loans from the Company. As of September 30, 2017, the Company and Mr. John Mack, one of the Company’s board members, had an ownership interest of approximately 23% and 4%, respectively, in the Investment Fund.

During the first nine months of 2017, this family of funds purchased $53.3 million of whole loans and interests in whole loans. During the first nine months of 2017, the Company earned $625 thousand in investor fees from this family of funds, and paid interest of $6.0 million on interests in whole loans to the family of funds. The Company believes that the sales of whole loans and interests in whole loans, and the investor fees charged were on terms and conditions that were not more favorable than those obtained by other third-party investors.

19. Related Party Transactions

Related party transactions must be reviewed and approved by the Audit Committee of the Company’s Board when not conducted in the ordinary course of business subject to the standard terms of the Company’s online marketplace or certificate investment program. Related party transactions may include any transaction between entities under common control or with a related person occurring since the beginning of the Company’s latest fiscal year, or any currently proposed transaction. This review also includes any material amendment or modification to an existing related party transaction. The Company has defined related persons as members of the Board, executive officers, principal owners of the Company’s outstanding stock and any immediate family members of each such related persons, as well as any other person or entity with significant influence over the Company’s management or operations.

Several of the Company’s executive officers and directors (including immediate family members) have made deposits and withdrawals to their investor accounts and purchased loans, notes and certificates or have investments in private funds managed by LCA. The Company believes all such transactions by related persons were made in the ordinary course of business and were transacted on terms and conditions that were not more favorable than those obtained by similarly situated third-party investors.

At December 31, 2015, Mr. Laplanche, the Company’s former CEO and Chairman, and a board member owned approximately 2.0% and 10%, respectively, of limited partnership interests in the Investment Fund, a holding company that participates in a family of funds with other unrelated third parties and purchases whole loans and interests in loans from the Company.

During 2016, this family of funds purchased $256.7 million of whole loans and interests in whole loans. During 2016, the Company earned $1.7 million in servicing fees and $81 thousand in management fees from this family of funds, and paid interest received from the borrowers of the underlying loans of $8.6 million to the family of funds. The Company believes that the sales of whole loans and interests in whole loans, and the servicing and management fees charged were on terms and conditions that were not more favorable than those obtained by other third-party investors.

On April 1, 2016, the Company closed its $10.0 million investment, for an approximate ownership interest of 15% in the Investment Fund. At the time the Company made its investment, the Company’s Related Party Investors also had limited partnership interests in the Investment Fund. As of June 30, 2016, the end of the period in which the Company’s former CEO resigned, the Related Party Investors and the Company had an aggregate ownership of approximately 29% in the Investment Fund. As of December 31, 2016, the Company and a board member had an aggregate ownership interest of approximately 27% in the Investment Fund.